Stockholders’ Equity (Details) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 31, 2022 MXN ($) shares	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($) shares		Dec. 31, 2022 USD ($) shares	Oct. 28, 2024 MXN ($) $ / shares	Jul. 19, 2024 MXN ($) $ / shares	May 13, 2024 MXN ($) $ / shares	Mar. 06, 2024 MXN ($) $ / shares	Nov. 09, 2023 MXN ($) $ / shares	Aug. 09, 2023 MXN ($) $ / shares	Aug. 09, 2023 USD ($)	May 15, 2023 MXN ($) $ / shares	Mar. 08, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($)	Oct. 28, 2022 MXN ($) $ / shares	Aug. 19, 2022 MXN ($) $ / shares	Apr. 29, 2022 MXN ($) $ / shares	Feb. 11, 2022 MXN ($) $ / shares
Stockholders’ Equity [Line Items]
Capital stock amount	$ 25,321	$ 321,312	$ 321,312	[1]											$ 321,312
Capital stock shares (in Shares) | shares		10,000
Repurchased shares (in Shares) | shares	72,626
Equivalent amount	$ 25,321
Repurchased amount (in Dollars)					$ 50,000
Treasury shares (in Shares) | shares		72,626	72,626		356,029
Retained earnings		$ 892,398	$ 1,178,724	[1]		$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 200,000	$ 200,000		$ 150,000	$ 100,000	779,941	$ 50,000	$ 200,000	$ 350,000	$ 350,000
Amount paid shareholding						$ 131,295	$ 131,295	$ 131,295	$ 131,295	$ 105,036		$ 105,036,000	$ 78,777	$ 52,518		$ 26,259	$ 105,035	$ 183,812	$ 183,812
Dividend per share (in Pesos per share) | $ / shares						$ 6.7	$ 6.7	$ 6.7	$ 6.7	$ 5.36	$ 5.36		$ 4.02	$ 2.67		$ 1.34	$ 5.36	$ 9.38	$ 9.38
Income tax percentage		5.00%
Legal reserve common stock percentage		20.00%
Legal Reserve [Member]
Stockholders’ Equity [Line Items]
Retained earnings		$ 10,679	$ 10,679												$ 10,679
Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Capital stock amount		$ 50

[1]	Details of the restatement are shown in note 2b.